Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2016
Software Systems [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Depreciation Rate (%)	25.00%
Property and Equipment, Useful life (years)	4 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Depreciation Rate (%)	15.00%
Property and Equipment, Useful life (years)	7 years
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Depreciation Rate (%)	10.00%
Property and Equipment, Useful life (years)	5 years
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Depreciation Rate (%)	20.00%
Property and Equipment, Useful life (years)	10 years
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Depreciation Rate (%)	7.00%
Property and Equipment, Useful life (years)	10 years
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Depreciation Rate (%)	10.00%
Property and Equipment, Useful life (years)	14 years
Computers, electronics and related [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Depreciation Rate (%)	15.00%
Property and Equipment, Useful life (years)	3 years
Computers, electronics and related [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Depreciation Rate (%)	33.00%
Property and Equipment, Useful life (years)	7 years